Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net earnings (loss)	$ (103,766,137)	$ 17,775,766
Non-cash items:
Depreciation and amortization	26,074,572	11,492,473
Write-down of inventory	12,022,984	478,889
Impairment of intangible assets and property, plant and equipment	35,998,123	0
Share-based compensation	5,203,521	12,362,070
Accretion expense	5,663,365	0
Accretion and revaluation expense on balance of purchase price payable related to the acquisition of the dealership rights	0	82,850
Gain on derecognition of the balance of purchase price payable related to the acquisition of the dealership rights	0	(2,130,583)
Non-cash issuance of closing fee shares through 2023 Debentures Financing	623,336	0
Change in fair value of conversion options on convertible debt instruments and interest paid in kind	(4,982,236)	0
Change in fair value of share warrant obligations	(20,963,112)	(101,468,186)
Unrealized foreign exchange loss (gain)	(4,106,220)	821,424
Finance costs attributable to 2023 Debenture financing	(3,829,850)	0
Net change in non-cash working capital items	(57,974,652)	(58,967,500)
Cash flows used in operating activities	(110,036,306)	(119,552,797)
INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(78,291,978)	(129,573,638)
Addition to intangible assets	(75,173,685)	(78,284,126)
Disposition of property, plant and equipment	0	24,413
Government assistance related to property, plant and equipment and intangible assets	9,452,796	3,226,696
Net proceeds from Mirabel battery building sale-leaseback	20,506,589	0
Cash flows used in investing activities	(123,506,278)	(204,606,655)
FINANCING ACTIVITIES
Increase in long-term debt and other debts	171,687,491	111,576,513
Repayment of long-term debt and other debts	(148,305,458)	(10,348,894)
Payment of lease liabilities	(6,512,231)	(4,977,183)
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs	8,580,405	29,351,308
Proceeds from the issuance of warrants through the December 2022 Offering	2,907,226	19,913,196
Proceeds from the issuance of units through the December 2022 Offering - Common Shares, net of issuance costs	4,175,836	27,264,038
Proceeds from the 2023 Debentures Financing	142,920,845	0
Proceeds from the issuance of shares through exercise of stock options and warrants	0	23,173
Cash flows from financing activities	175,454,114	172,802,151
Effect of exchange rate changes on cash held in foreign currency	(285,549)	(2,077,744)
Net decrease in cash	(58,374,019)	(153,435,045)
Cash, beginning of year	88,266,985	241,702,030
Cash, end of year	29,892,966	88,266,985
Other information on cash flows related to operating activities:
Interest paid	11,119,136	2,386,930
Interest paid on obligations under lease liabilities	$ 4,656,033	$ 3,162,932